Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Common Stock Par Value	$ 0.01
Common Stock Authorized	2,500,000,000
Common Stock Issued	388,475,000
Common Stock Outstanding	388,475,000
Common Units, Authorized	1,675,000,000
Common Units, Issued	1,675,000,000
Common Units, Outstanding	1,675,000,000
Restatement Adjustment [Member]
Common Stock Par Value		$ 0.01
Common Stock Authorized		2,500,000,000
Common Stock Issued		388,475,000
Common Stock Outstanding		388,475,000
Common Units, Authorized		0
Common Units, Issued		0
Common Units, Outstanding		0